SEGMENT REPORTING (Clawback Reserve on Incentive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net Intrinsic Clawback	$ 45,108
Clawback Reserve on Incentive Income for Distributable Earning Purposes [Roll Forward]
Prior Year End Inception-to-Date Net DE Reserve	56,483
Current Year-to-Date Gross DE Reserve (Reversal)	(18,446)
Current Year-to-Date Net DE Reserve (Reversal)	(11,375)
Inception-to-Date Net DE Reserve	45,108
Fund II [Member]
Segment Reporting Information [Line Items]
Net Intrinsic Clawback	0
Clawback Reserve on Incentive Income for Distributable Earning Purposes [Roll Forward]
Prior Year End Inception-to-Date Net DE Reserve	1,334
Current Year-to-Date Gross DE Reserve (Reversal)	(1,999)	(7,397)	(8,380)
Current Year-to-Date Net DE Reserve (Reversal)	(1,334)	(4,700)	(5,400)
Inception-to-Date Net DE Reserve	0	1,334
Fund III [Member]
Segment Reporting Information [Line Items]
Net Intrinsic Clawback	45,108
Periods in Intrinsic Clawback	84 months
Clawback Reserve on Incentive Income for Distributable Earning Purposes [Roll Forward]
Prior Year End Inception-to-Date Net DE Reserve	45,108
Current Year-to-Date Gross DE Reserve (Reversal)	0
Current Year-to-Date Net DE Reserve (Reversal)	0
Inception-to-Date Net DE Reserve	45,108
Frid [Member]
Segment Reporting Information [Line Items]
Net Intrinsic Clawback	0
Clawback Reserve on Incentive Income for Distributable Earning Purposes [Roll Forward]
Prior Year End Inception-to-Date Net DE Reserve	10,041
Current Year-to-Date Gross DE Reserve (Reversal)	(16,447)
Current Year-to-Date Net DE Reserve (Reversal)	(10,041)
Inception-to-Date Net DE Reserve	$ 0